Thrivent Mutual Funds

Supplement to Statement of Additional Information (SAI) dated February 28, 2009

The advisory fees disclosed on page 56 of the SAI with respect to the Funds listed below are revised as follows:

Thrivent Aggressive Allocation Fund

Fund assets invested in all asset types (including Thrivent mutual funds)

First $500 million:	0.150%
Next $1.5 billion:	0.125%
Over $2 billion:	0.100%

Fund assets invested in assets other than Thrivent mutual funds:	0.600%

Thrivent Moderately Aggressive Allocation Fund

Fund assets invested in all asset types (including Thrivent mutual funds)

First $500 million:	0.150%
Next $1.5 billion:	0.125%
Over $2 billion:	0.100%

Fund assets invested in assets other than Thrivent mutual funds:	0.550%

Thrivent Moderate Allocation Fund

Fund assets invested in all asset types (including Thrivent mutual funds)

First $500 million:	0.150%
Next $1.5 billion:	0.125%
Over $2 billion:	0.100%

Fund assets invested in assets other than Thrivent mutual funds:	0.500%

Thrivent Moderately Conservative Allocation Fund

Fund assets invested in all asset types (including Thrivent mutual funds)

First $500 million:	0.150%
Next $1.5 billion:	0.125%
Over $2 billion:	0.100%

Fund assets invested in assets other than Thrivent mutual funds:	0.450%

The date of this Supplement is May 29, 2009

Please include this Supplement with your SAI

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